Series B (Details) - Subsequent Event [Member] - shares	Aug. 09, 2021	Aug. 06, 2021
Subsequent Event [Line Items]
Preferred stock transfered		5,343,778
Convertible Preferred Stock, Shares Issued upon Conversion	510,548	2,128,994